Note 17 - Changes in Other Comprehensive Loss	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Comprehensive Income (Loss) Note [Text Block]

(17)        Changes in other comprehensive loss

A summary of the amounts recognized in other comprehensive loss as of December 31, 2013 and 2012, and changes during the year ended December 31, 2013, is presented as follows:

	Currency
	Translations	Total

Balance, at December 31, 2012	$13,116	$13,116
Other comprehensive loss before reclassifications	(6,428)	(6,428)
Amounts reclassified from AOCI	-	-
Net change in other comprehensive loss	(6,428)	(6,428)
Balance, at December 31, 2013	$6,688	$6,688